Investments	9 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Agreement with Dutchess Opportunity Fund II, LP

NOTE 7 – Investments

Long-Term Investments; Available-For-Sale Securities

The following table summarizes the Company’s long-term Available-For-Sale (AFS) Securities as of September 30, 2014:

As of September 30, 2014
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Equity securities (1)	$-	$-	$-	$-

Total	$-	$-	$-	$-

(1) Company’s long-term AFS securities consisted solely of 20,000,000 shares of Stream Flow Media, Inc. which were valued at $-0- and a net 15% interest in Next Level Hockey, LLC which was valued at $-0-.

The following table summarizes the Company’s long-term Available-For-Sale (AFS) Securities as of December 31, 2013:

As of December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Equity securities (1)	$-	$-	$-	$-

Total	$-	$-	$-	$-

(1) Company’s long-term AFS securities consisted solely of 20,000,000 shares of Stream Flow Media, Inc. which were valued at $-0- and a net 15% interest in Next Level Hockey, LLC which was valued at $-0-.

All of our investments, excluding trading securities, are subject to periodic impairment review. The impairment analysis requires significant judgment to identify events or circumstances that would likely have significant adverse effect on the future value of the investment. We consider various factors in determining whether an impairment is other-than-temporary, including the severity and duration of the impairment, forecasted recovery, the financial condition and near-term prospects of the investee, and our ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.